AMOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
4.	AMOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31	December 31
	2023	2022
Sales tax receivable	$63	$66
Interest, refundable deposits, and other receivables [1]	595	64
Prepaid expenses [2]	2,250	2,532
Total	$2,908	$2,662

Notes to table:

1.	Includes the Group’s insurance carrier’s reimbursement of $532 of legal costs incurred on class actions and the Alaska Grand Jury investigation (note 15(a)).

2.	Includes prepaid insurance, which is amortized over the insurance term.